Income Tax (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Income Tax (Details) [Line Items]
Corporate tax rates	23.00%
Net carry forward tax losses	$ 51,096
CollPlant Biotechnologies Ltd [Member]
Income Tax (Details) [Line Items]
Net carry forward tax losses	$ 6,165